Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of trade and other payables [abstract]
Indirect taxes payable	$ 118	$ 174
Trade payables	167	237
Deferred consideration on acquisitions	1,194	1,418
Other payables	139	113
Non-current trade and other payables	1,619	1,943
Trade payables and accrued expenses	12,207	15,876
Payroll and social security payables	646	736
Indirect taxes payable	2,627	2,708
Interest payable	1,560	1,679
Consigned packaging	1,014	1,106
Dividends payable	342	338
Deferred income	19	21
Deferred consideration on acquisitions	229	221
Other payables	213	179
Current trade and other payables	$ 18,857	$ 22,864